Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Hanover Street Trust
Entity Central Index Key	0000702533
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Fidelity Emerging Markets Debt Local Currency Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Debt Local Currency Central Fund
Class Name	Fidelity® Emerging Markets Debt Local Currency Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Emerging Markets Debt Local Currency Central Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Markets Debt Local Currency Central Fund	$ 2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Emerging-markets local-currency debt modestly declined in 2024, significantly hampered by a broadly stronger U.S. dollar and differences in the interest-rates policies between the U.S. and some emerging markets.
•Against this backdrop, country selection notably detracted from the fund's performance versus the J.P. Morgan GBI-EM Global Diversified Index for the year, with an underweight in the currency of Thailand hurting most, given the strong performance of this market.
•An overweight in Brazil and an underweight in China also heavily weighed on relative performance, although security selection in these markets somewhat offset this negative.
•Conversely, security selection overall meaningfully contributed to the fund's relative result, especially our choices in Egypt.
•Also helping versus the benchmark was security selection and an overweight in Turkey, which outperformed, and positioning in Mexico, which underperformed the benchmark for the year.
•Lastly, the fund's cash position was a notable relative detractor in 2024 against a rising market backdrop.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 23, 2020 through December 31, 2024. Initial investment of $10,000. Fidelity® Emerging Markets Debt Local Currency Central Fund $10,000 $10,974 $10,035 $9,250 $10,474 J.P. Morgan GBI-EM Global Diversified Index $10,000 $10,959 $10,000 $8,832 $9,953 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Emerging Markets Debt Local Currency Central Fund -2.42% 0.51% J.P. Morgan GBI-EM Global Diversified Index -2.38% -0.67% A From September 23, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Sep. 23, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 262,623,981
Holdings Count | shares	238
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$262,623,981
Number of Holdings	238
Total Advisory Fee	$0
Portfolio Turnover	55%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 0.5 AAA 2.9 AA 4.3 A 4.5 BBB 16.7 BB 11.7 Not Rated 43.6 Short-Term Investments and Net Other Assets (Liabilities) 15.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 0.5 AAA - 2.9 AA - 4.3 A - 4.5 BBB - 16.7 BB - 11.7 Not Rated - 43.6 Short-Term Investments and Net Other Assets (Liabilities) - 15.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Foreign Government and Government Agency Obligations 80.4 Corporate Bonds 3.3 U.S. Treasury Obligations 0.5 Short-Term Investments and Net Other Assets (Liabilities) 15.8 ASSET ALLOCATION (% of Fund's net assets) Foreign Government and Government Agency Obligations - 80.4 Corporate Bonds - 3.3 U.S. Treasury Obligations - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 15.8 United States 16.3 Malaysia 9.6 Mexico 9.4 South Africa 8.1 Indonesia 8.0 Brazil 7.4 China 4.7 Poland 4.6 Thailand 4.2 Others 27.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 16.3 Malaysia - 9.6 Mexico - 9.4 South Africa - 8.1 Indonesia - 8.0 Brazil - 7.4 China - 4.7 Poland - 4.6 Thailand - 4.2 Others - 27.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Malaysia Government 9.6 United Mexican States 9.4 South African Republic 8.1 Indonesia Government 8.0 Peoples Republic of China 4.7 Republic of Poland 4.6 Kingdom of Thailand 4.2 Romanian Republic 4.2 Brazilian Federative Republic 4.1 Czech Republic 3.9 60.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

Effective March 1, 2024, the fund's management contract was amended to remove the fee the investment adviser received from investing funds.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	Effective March 1, 2024, the fund's management contract was amended to remove the fee the investment adviser received from investing funds.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Emerging Markets Debt Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Debt Central Fund
Class Name	Fidelity® Emerging Markets Debt Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Emerging Markets Debt Central Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Markets Debt Central Fund	$ 2	0.01%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Emerging-markets debt achieved a strong gain in 2024, significantly influenced by economic conditions in the U.S., investors' outlook for the magnitude and timing of U.S. Federal Reserve interest-rate cuts, and geopolitical uncertainty. Notably, market returns were hampered by a broadly stronger U.S. dollar.
•Against this backdrop, security selection modestly contributed to the fund's performance versus the Bloomberg Emerging Markets Aggregate USD Bond Index for the year, with choices in Chile and Mexico helping most, driven by the fund's holdings in corporate bonds.
•Security selection and an underweight in Peru, South Africa and Indonesia also helped.
•Country positioning significantly contributed, especially underweights in Saudi Arabia and South Korea, two markets that underperformed the benchmark in 2024. A slight overweight in Argentina, the strongest-performing country component for the year, also was beneficial.
•Conversely, a non-benchmark stake in U.S. Treasurys was the largest detractor versus the benchmark. We use Treasurys from time to time as a risk-management tool and a means to increase the fund's duration, a measure of sensitivity to interest rates. However, the fund's position returned about -5% in 2024.
•Security selection in Venezuela and Russia, both of which were not part of the benchmark, also weighed on relative performance, given the underperformance of these bond markets.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Fidelity® Emerging Markets Debt Central Fund $10,000 $10,226 $11,913 $13,223 $12,625 $13,948 $14,564 $14,580 $12,908 $14,316 $15,471 Bloomberg Emerging Markets Aggregate USD Bond Linked 04/15/2019 Index $10,000 $10,123 $11,155 $12,194 $11,632 $13,280 $14,146 $13,912 $11,791 $12,891 $13,740 Bloomberg Emerging Markets Aggregate USD Bond 10% Country Capped Index $10,000 $10,127 $11,157 $12,095 $11,768 $13,350 $14,223 $14,039 $11,848 $12,953 $13,806 J.P. Morgan Emerging Markets Bond Index Global Diversified $10,000 $10,118 $11,146 $12,289 $11,765 $13,534 $14,246 $13,990 $11,502 $12,778 $13,613 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Emerging Markets Debt Central Fund 8.07% 2.09% 4.46% Bloomberg Emerging Markets Aggregate USD Bond Linked 04/15/2019 Index 6.59% 0.68% 3.23% Bloomberg Emerging Markets Aggregate USD Bond 10% Country Capped Index 6.59% 0.67% 3.28% J.P. Morgan Emerging Markets Bond Index Global Diversified 6.54% 0.12% 3.13% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,228,303,439
Holdings Count | shares	517
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$2,228,303,439
Number of Holdings	517
Total Advisory Fee	$0
Portfolio Turnover	18%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 3.2 AA 12.0 A 4.1 BBB 20.0 BB 23.1 B 15.9 CCC,CC,C 11.6 D 0.1 Not Rated 2.4 Short-Term Investments and Net Other Assets (Liabilities) 7.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 3.2 AA - 12.0 A - 4.1 BBB - 20.0 BB - 23.1 B - 15.9 CCC,CC,C - 11.6 D - 0.1 Not Rated - 2.4 Short-Term Investments and Net Other Assets (Liabilities) - 7.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Foreign Government and Government Agency Obligations 43.6 Corporate Bonds 42.3 Preferred Securities 3.3 U.S. Treasury Obligations 3.2 Short-Term Investments and Net Other Assets (Liabilities) 7.6 ASSET ALLOCATION (% of Fund's net assets) Foreign Government and Government Agency Obligations - 43.6 Corporate Bonds - 42.3 Preferred Securities - 3.3 U.S. Treasury Obligations - 3.2 Short-Term Investments and Net Other Assets (Liabilities) - 7.6 United States 10.8 Mexico 8.8 Brazil 6.9 Saudi Arabia 5.3 United Arab Emirates 4.7 Turkey 4.5 Argentina 4.4 Colombia 4.2 Chile 3.7 Others 46.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 10.8 Mexico - 8.8 Brazil - 6.9 Saudi Arabia - 5.3 United Arab Emirates - 4.7 Turkey - 4.5 Argentina - 4.4 Colombia - 4.2 Chile - 3.7 Others - 46.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Argentine Republic 4.0 Turkish Republic 3.9 Petroleos Mexicanos 3.3 Indonesia Government 2.3 Saudi Arabian Oil Co 2.1 Dominican Republic International Bond 2.0 United Mexican States 1.8 Colombian Republic 1.7 US Treasury Notes 1.7 QatarEnergy 1.6 24.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Operating expenses

Effective March 1, 2024, the fund's management contract was amended to remove the fee the investment adviser received from investing funds.
The fund modified its principal investment strategies during the reporting period.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Operating expenses

Effective March 1, 2024, the fund's management contract was amended to remove the fee the investment adviser received from investing funds.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec